Additional information-Financial Statement Schedule I	12 Months Ended
Jun. 30, 2020
Additional information-Financial Statement Schedule I
Additional information-Financial Statement Schedule I

35 Additional information - Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S‑X Rule 12‑04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Manchester United plc’s consolidated subsidiaries as of 30 June 2020 exceeded the 25% threshold.

As of 30 June 2020, the Group had total borrowings of £525.6 million (2019: £511.2 million). As described in note 25 above, the Group’s revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants that restrict the activities of Red Football Limited and its subsidiaries, including restricted payment covenants. The restricted payment covenants allow dividends in certain circumstances, including to the extent dividends do not exceed 50% of the cumulative consolidated net income of Red Football Limited and its restricted subsidiaries, provided there is no event of default and Red Football Limited is able to meet the principal and interest payments on its debt under a fixed charge coverage test. As of 30 June 2020, the Group was in compliance with the restricted payment covenants and all other covenants under its revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of 30 June 2020, 2019 and 2018 there were no material contingencies, significant provisions of long‑term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the year ended 30 June 2020, cash dividends equivalent to $0.18 (2019: $0.18; 2018: $0.18) per share were declared and paid by the Company. The pounds sterling equivalents were £0.14 (2019: £0.14; 2018: £0.13) per share.

Condensed statement of profit or loss of the Company

	Year ended 30 June
	2020	2019	2018
	£’000	£’000	£’000
Operating expenses	(2,964)	(3,455)	(3,423)
Income from shares in group undertakings	44,534	23,326	21,982
Finance income	82	—	—
Profit before income tax	41,652	19,871	18,559
Income tax expense	(9)	—	—
Profit for the year	41,643	19,871	18,559

There were no items of other comprehensive loss or income in the years ended 30 June 2020, 2019 or 2018 and therefore no statement of comprehensive income has been presented.

Condensed balance sheet of the Company

	As of 30 June
	2020	2019
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Other receivables	1,197	1,108
Cash and cash equivalents	197	116
	1,394	1,224
Total assets	320,659	320,489
EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Treasury shares	(21,305)	—
Retained earnings	264,282	245,050
	311,852	313,925
Current liabilities
Other payables	8,807	6,564
	8,807	6,564
Total equity and liabilities	320,659	320,489

Condensed statement of changes in equity of the Company

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2017	53	68,822	—	248,314	317,189
Profit for the year	—	—	—	18,559	18,559
Total comprehensive income for the year	—	—	—	18,559	18,559
Equity-settled share based payments	—	—	—	2,915	2,915
Dividends paid	—	—	—	(21,982)	(21,982)
Balance at 30 June 2018	53	68,822	—	247,806	316,681
Profit for the year	—	—	—	19,871	19,871
Total comprehensive income for the year	—	—	—	19,871	19,871
Equity-settled share based payments	—	—	—	699	699
Dividends paid	—	—	—	(23,326)	(23,326)
Balance at 30 June 2019	53	68,822	—	245,050	313,925
Profit for the year	—	—	—	41,643	41,643
Total comprehensive income for the year	—	—	—	41,643	41,643
Acquisition of treasury shares	—	—	(21,305)	—	(21,305)
Equity-settled share based payments	—	—	—	818	818
Dividends paid	—	—	—	(23,229)	(23,229)
Balance at 30 June 2020	53	68,822	(21,305)	264,282	311,852

Condensed statement of cash flows of the Company

	Year ended 30 June
	2020	2019	2018
	£’000	£’000	£’000
Cash flows from operating activities
Profit before income tax	41,652	19,871	18,559
Adjustments for:
Non-cash employee benefit expense—equity-settled share-based payments	818	699	2,915
Foreign exchange (gains)/losses on operating activities	(102)	(37)	114
Changes in working capital:
Other receivables	(89)	206	(191)
Other payables	2,243	2,326	517
Tax paid	(9)	—	—
Net cash inflow from operating activities	44,513	23,065	21,914
Cash flows from financing activities
Acquisition of treasury shares	(21,305)	—	—
Dividends paid	(23,229)	(23,326)	(21,982)
Net cash outflow from financing activities	(44,534)	(23,326)	(21,982)
Net decrease in cash and cash equivalents	(21)	(261)	(68)
Cash and cash equivalents at beginning of year	116	340	522
Exchange gains/(losses) on cash and cash equivalents	102	37	(114)
Cash and cash equivalents at end of year	197	116	340

The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent‑only financial information.

	2020	2019	2018
	£’000	£’000	£’000
IFRS profit/(loss) reconciliation:
Parent only — IFRS profit for the year	41,643	19,871	18,559
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(64,876)	(990)	(56,188)
Consolidated IFRS (loss)/profit for the year	(23,233)	18,881	(37,629)

IFRS equity reconciliation:
Parent only — IFRS equity	311,852	313,925	316,681
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	39,380	101,277	110,423
Consolidated — IFRS equity	351,232	415,202	427,104